Quarterly Financial Information (Unaudited) (Details) (USD $)	2 Months Ended	3 Months Ended		11 Months Ended	1 Months Ended	3 Months Ended					4 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	May 13, 2014	Mar. 31, 2014	Dec. 31, 2013 aircraft	Sep. 30, 2013 aircraft	Jun. 30, 2013 aircraft	Mar. 31, 2013 aircraft	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Selected quarterly financial data
Total Revenues	$ 524,764,000	$ 1,073,165,000	$ 1,025,433,000	$ 2,623,362,000
Pre-tax Income (Loss)	145,891,000	303,933,000	365,506,000	815,330,000
Net Income	113,790,000	268,470,000	305,554,000	687,814,000
Impairment charges and fair value adjustments				7,200,000
Predecessor
Selected quarterly financial data
Total Revenues					491,615,000	1,136,344,000	1,146,111,000	1,108,801,000	1,101,507,000	1,060,966,000	1,627,959,000	4,417,385,000	4,504,240,000
Pre-tax Income (Loss)					29,177,000	192,059,000	142,365,000	(1,049,315,000)	45,673,000	64,793,000	221,236,000	(796,484,000)	371,091,000
Net income (loss)					19,778,000	124,130,000	82,209,000	(682,078,000)	33,170,000	49,616,000	143,908,000	(517,083,000)	410,322,000
Impairment charges and fair value adjustments							76,500,000	1,162,100,000	116,600,000	46,200,000
Impairment charges and fair value adjustments recorded, number of aircraft							11	44	21	12
Total revenues | Predecessor
Selected quarterly financial data
Amount of reclassification adjustment							$ 1,200,000			$ (1,200,000)